Stockholders' Equity Note	12 Months Ended
Dec. 31, 2013
Notes
Stockholders' Equity Note

NOTE 10 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock having a par value of $0.001 per share.

During 2013 the Company issued 903,500 shares of its Series C preferred stock at $10 per share for gross proceeds of $9,035,000. Each share of Series C preferred stock was convertible into 10 shares of the Company’s common stock and is subject to automatic conversion upon the Company’s common stock trading at least $2.18 per share for 60 consecutive calendar days. The Series C preferred stock provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series C preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series C Preferred Stock.

During 2012 the Company issued 283,052 shares of its Series B preferred stock at $10 per share for proceeds of $2,830,520. Each share of Series B preferred stock is convertible into 10 shares of the Company’s common stock and was subject to automatic conversion upon the Company’s common stock trading at least $2.20 per share for 60 consecutive days.  The Series B preferred stock provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series B preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series B Preferred Stock.

During 2011 the Company issued 200,000 shares of its Series A preferred stock at $10 per share for proceeds of $2,000,000. During the year ended December 31, 2012 the Company issued an additional 97,067 shares of Series A preferred stock for proceeds of $970,670. Each share of Series A preferred stock was convertible into 10 shares of common stock and automatic conversion upon the Company’s common stock trading at least $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock.

During the year ended December 31, 2013, 129,250 shares of the Series A, 380,902 shares of the Series B and 333,500 shares of the Series C preferred stock with the related accrued dividends were converted into 9,631,853 shares of common stock. During the year ended December 31, 2012, 70,750 shares of the Series A preferred stock with the related accrued dividends were converted into 790,417 shares of common stock.

The Company has accrued a preferred dividend payable of $403,690 and $440,287 on the preferred stock as of December 31, 2013 and 2012, respectively.

The Warrants attached to the Series A, B and C preferred stock are substantially the same. Upon the exercise of a Class A Warrant for the $3.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class B Common Stock Purchase Warrant (“Class B Warrant”) to purchase one share of Common Stock at $6.00 per share, subject to redemption and/or temporary reduction by the Company.

The Class B Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class B Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. Upon the exercise of the Class B Warrant for the $6.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class C Common Stock Purchase Warrant (“Class C Warrant”) to purchase one share of Common Stock at $12.00 per share, subject to redemption and/or temporary reduction by the Company.

The Class C Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class C Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company will determine the value of the Class B Warrant when the Class A Warrants are exercised and the value of the Class C Warrant when the Class B Warrants are exercised.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock having a par value of $0.001 per share, of which 60,205,843 and  20,882,549 shares were issued and outstanding at December 31, 2013 and 2012, respectively.

During the year ended December 31, 2013 the Company issued 389,358 shares of its common stock upon the conversion of $573,548 of debt. The Company issued 9,631,853 shares of its common stock upon the conversion of 843,652 shares of preferred stock and accrued dividends of $3,225,047. The Company issued 64,263 shares of common stock for manufacturing equipment valued at $195,359 and issued 20,578,211 shares of common stock for construction projects and energy storage and monitoring technologies. The Company issued 1,110,383 shares for consulting services valued at $2,768,237 and 8,007,870 shares upon the exercise of warrants and options for cash of $12,396,321 and notes receivable of $1,600,000. The Company cancelled 92,115 common shares previously issued as consideration for a line of credit valued at $298,453 and 366,529 common shares which were issued for rights to certain solar projects.

During the year ended December 31, 2012 the Company issued 1,220,501 shares of its common stock upon the conversion of $1,464,313 of debt. The Company issued 790,417 shares of its common stock upon the conversion of 70,750 shares of preferred stock and accrued dividends of $111,924. The Company issued 366,529 shares of common stock for certain solar project rights valued at $486,650 and cancelled 75,000 shares of common stock for the termination of rights to technology valued at $253,917. The Company issued 370,741 shares for consulting services valued at $497,429 and 467,723 shares upon the exercise of warrants and options valued at $128,611. The Company cancelled 84,180 common shares as consideration for the exercise of warrants and 877,364 common shares in exchange for a stock subscription receivable.

Incentive Stock Option and Warrant Grants to Consultants and Employees

2009 Incentive Stock Option Plan

During the year ended December 31, 2013 the Company granted 110,000 stock purchase options to its employees under its 2009 Incentive Stock Option Plan. The options have a 10 year exercise period (1 year upon termination of employment) and are exercisable at prices ranging from $2.30 to $2.90 per share.

During the year ended December 31, 2012 the Company granted 372,970 stock purchase options to its employees under its 2009 Incentive Stock Option Plan. The options have a 10 year exercise period and are exercisable at $1.23 to $1.72 per share.

As of December 31, 2013, 3,480,128 shares were remaining under the 2009 Plan for future issuance.

Stock Purchase Warrants

During the year ended December 31, 2013 the Company granted 10,500,000 stock purchase warrants to executive employees. The warrants have a 10 year exercise period and are exercisable at prices ranging from $0.01 to $2.15 per share. The Company also granted 3,850,000 stock purchase warrants to consultants. The warrants have a 1 to 10 year exercise period and are exercisable at prices ranging from $0.01 to $2.90 per share. The Company granted 430,902 stock purchase warrants to the placement agents on its Class C preferred stock. The warrants have a 5 year exercise period and are exercisable at $1.75 per share. The Company also issued 4,292,500 A warrants to the purchasers of the Class C preferred stock with an exercise period of 1 year and an exercise price $3.00. The Company also issued 4,029,154 B warrants to the exercisers of the A warrants attached to the Class A and B preferred stock with an exercise period of 1 year and an exercise price $6.00.

During the year ended December 31, 2012 the Company granted 2,112,500 stock purchase warrants to a director (1,212,500) and executive employees (900,000). The warrants have a 5 to 10 year exercise period and are exercisable at $0.01 to $1.16 per share. The Company also granted 4,035,000 stock purchase warrants to consultants. The warrants have a 1 to 10 year exercise period and are exercisable at $0.01 to $1.39 per share. The Company also granted 146,750 stock purchase warrants to the placement agents on its Class B preferred stock. The warrants have a 5 year exercise period and are exercisable at $1.75 per share. The Company also reset the exercise price for 3,597,500 options from $1.00 to $1.24 per share to $0.01 per share and recognized $467,271 of expense due to the reset. The Company also issued 1,415,260 A warrants to the purchasers of the Class B preferred stock with an exercise period of 1 year and an exercise price $3.00.

The Company recorded compensation expense of $14,408,741 and $4,307,594 for the years ended December 31, 2013 and 2012, respectively, in connection with these stock warrants and options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock warrants and options granted during the years ended December 31,:

	2013	2012	2011
Expected term (years)	5.0 - 10.0	5.0 - 10.0	5.0-10
Expected volatility	101.49-103.25%	94.45-116.86%	160%
Weighted-average volatility	101.49-103.25%	94.45-116.86%	160%
Risk-free interest rate	3.64-3.99%	0.23-1.53%	3.99%
Dividend yield	0%	0%	0%
Expected forfeiture rate	0%	0%	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased. A summary of the Company’s stock option activity during the years ended December 31, 2013, 2012 and 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value

Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5.0
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	1,018,089
Granted	52,720	1.37	10.0
Granted	10,000	1.23	10
Granted	175,000	1.27	10
Granted	135,250	1.72	10
Exercised	(20,000)	0.90	9.8
Balance Outstanding, December 31, 2012	960,761	1.58	8.2	1,520,695
Granted	10,000	2.30	10
Granted	100,000	2.90	10
Expired	(52,720)	1.37	--
Exercised	(6,751)	1.57	--
Balance Outstanding, December 31, 2013	1,011,290	$1.85	8.22	$1,851,695
Exercisable, December 31, 2013	465,053	$1.60	7.97	$744,885

A summary of the Company’s warrant activity during the years ended December 31, 2013, 2012 and 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31		$27,457,223
Granted	2,660,000	2.53	5.00
Forfeited	(18,000)	1.00	--
Granted	1,489,250	3.00	1.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding, December 31, 2011	16,020,366	2.53	2.78	33,801,473
Granted	900,000	1.16	5.00
Granted	700,000	1.33	5.00
Granted	660,000	0.01	8.00
Granted	75,000	0.10	10.00
Granted	2,400,000	1.00	5.00
Granted	1,415,260	3.00	1.00
Granted	1,412,500	0.01	10.00
Granted	146,750	1.75	5.00
Forfeited	(3,495,000)	(1.96)	--
Exercised	(427,000)	(0.47)	(6.31)
Balance Outstanding, December 31, 2012	19,807,876	1.63	7.04	32,194,216
Granted	3,600,000	1.18	10.00
Granted	3,000,000	0.01	10.00
Granted	2,400,000	1.18	10.00
Granted	1,400,000	0.01	10.00
Granted	1,000,000	1.00	10.00
Granted	200,000	0.01	10.00
Granted	200,000	2.00	5.00
Granted	250,000	0.01	5.00
Granted	2,300,000	0.01	10.00
Granted	4,292,500	3.00	3.00
Granted	4,029,154	6.00	3.00
Granted	430,902	1.75	5.00
Forfeited	(9,276,906)	(2.40)	--
Exercised	(8,001,119)	(1.60)	--
Balance Outstanding December 31, 2013	25,632,407	$1.69	6.52	$40,983,200
Exercisable, December 31, 2013	18,582,407	$2.23	5.40	$41,512,700

The Company expects all non-contingent outstanding employee stock options to eventually vest. As of December 31, 2013, there were total unrecognized compensation costs related to non-vested share-based compensation arrangements of $17,597,601 which is expected to be recognized over the respective vesting periods which extend through 2016. As of December 31, 2012, there were total unrecognized compensation costs related to non-vested share-based compensation arrangements of $1,328,375, which is expected to be recognized over the respective vesting periods which extend through 2015.